Property, Plant and Equipment (Details) - Property, Plant and Equipment - USD ($)	Feb. 28, 2021	May 31, 2020	May 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross		$ 1,741,830	$ 969,196
Less: accumulated depreciation	$ (1,291,937)	(868,200)	(546,408)
Property, plant, and equipment, net	3,533,038	3,775,509	1,910,301
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	115,616	94,887	53,152
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	145,103	144,025	140,701
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	1,785,906	1,741,830
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, gross	$ 2,778,350	$ 2,662,967	$ 1,293,660